Segment Information - Schedule of Revenue by Timing of Recognition (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue, Major Customer [Line Items]
Total revenues	$ 154.1	$ 168.0	$ 611.6	$ 478.2	$ 440.1
Point in time
Revenue, Major Customer [Line Items]
Total revenues	120.1	123.6	456.6	337.3	331.1
Over time
Revenue, Major Customer [Line Items]
Total revenues	$ 34.0	$ 44.4	$ 155.0	$ 140.9	$ 109.0